LIBERTY MUNICIPAL MONEY MARKET FUND        ANNUAL REPORT

[photo of domed building]

June 30, 2002

President's Message

Dear Shareholder:

Over the past 12 months, the environment for the bond market was shaped by economic events and investor concerns. Although the Federal Reserve Board halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter in 2002 created fears that the Fed could begin to raise short-term interest rates. However, the Fed kept a key short-term interest rate at its 40-year low of 1.75%, and indications of slower economic growth in the second quarter raised the possibility that any further action on interest rates could be delayed until later in the year. The US stock market declined sharply during the period, a reminder that having a fixed income component in your portfolio, which may be a sound strategy in any environment, may be particularly beneficial when stocks fall on difficult times.

Within the fixed-income universe, the municipal markets were strong performers during the period. As cities and states faced leaner times and tighter budgets, the volume of new municipal securities increased somewhat. However, demand also increased as investors favored fixed-income securities over stocks, and that helped to support returns.

The following report will provide you with more detailed information about the fund's performance and the strategies used by the fund's portfolio manager. As always, we thank you for investing in Liberty Municipal Money Market Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

Colonial Management Associates, Inc.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

             o NOT FDIC INSURED o May lose value o No bank guarantee

                           Portfolio Manager's Report

Municipal Money Market Fund outperformed peer group

The Class A shares of Liberty Municipal Money Market Fund delivered a total return of 1.36% during the 12-month period that ended June 30, 2002. The fund outperformed its peer group, the Lipper Tax Exempt Money Market Fund category average, which returned 1.25% for the same period.1

Low interest rates meant lower yields

Interest rates were the most important factor affecting fund performance during the 12-month period. During the first half of the fiscal year, the Federal Reserve Board cut short-term interest rates by two percentage points, leaving the federal funds rate--overnight rate commercial banks pay to borrow money from each other--at a forty-year low of 1.75%. Rates in the short-term municipal market dropped in response, losing more than one percent between June 2001 and June 2002.

Fund adjusted for greater liquidity

The fund increased its investment in variable rate demand notes, a security with either one-day or one-week puts that are backed by a letter of credit or corporate bonds and are typically used for liquidity. As a defensive measure, we raised our percentage of variable rate demand notes from 71.3% of holdings in June 2001 to 79.3%, anticipating the need for greater liquidity in a choppy market. Approximately 30% of our variable rate demand notes were in the more liquid daily puts, a change from past periods when the number was as low as 5%.

Aside from that change, the fund's composition at the end of the reporting period was similar to that of the last reporting period. Tax-exempt securities made up 7.2% of net assets, 6.6% was invested in six-month or one-year put bonds, 2.3% was in commercial paper, and tax and revenue anticipation notes (TRANs) and tax anticipation notes (TANs) together made up 4.6% of net assets.

  MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future results. Performance for different share classes will vary with fees associated with each class.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives similar to those of the fund.

2 Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because the fund is actively managed, there can be no guarantee that the fund will continue to hold or invest in these breakdowns and maturity in the future.

     An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     The fund pursues its objective by investing all of its assets in SR&F Municipal Money Market Portfolio, a municipal money market fund with the same investment objective as the fund.

     A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income and is taxable when distributed.


Distributions declared per share 7/1/01 - 6/30/02 ($)

Class A                 0.014
-------------------------------
Class B                 0.005
-------------------------------
Class C                 0.010
-------------------------------



7-day yields on
6/30/021 (%)

Class A                  0.96
-------------------------------
Class B                  0.25
-------------------------------
Class C                  0.56
-------------------------------



7-day taxable-equivalent yields on 6/30/022 (%)

Class A                  1.56
-------------------------------
Class B                  0.41
-------------------------------
Class C                  0.91
-------------------------------



30-day yields on
6/30/021 (%)

Class A                  0.92
-------------------------------
Class B                  0.25
-------------------------------
Class C                  0.52
-------------------------------


1 If the Advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been lower.

2    Taxable-equivalent yields are based on the 38.6% federal income tax rate.

Portfolio Manager's Report

Longer average maturity helped performance
Early in the fund's fiscal year, we increased the fund's average maturity because we were attracted to better yields available at the long end of a steepening yield curve. (The yield curve is the difference between rates paid on money market securities, from one month to one year). By September, the fund had an average maturity of 53 days, compared to a peer group average of 40 days. During that time we invested in several one-year issues at favorable yields.

We let average maturity gradually drop by reinvesting in variable rate demand notes or commercial paper instead of one-year paper during the first quarter of 2002. Increasingly positive economic news had led to speculation that the Fed would raise rates later in 2002, and we hoped to invest at higher interest rates as old debt matured. Instead, interest rates stayed the same for the first half of 2002 on spotty economic numbers. We ended the year with an average maturity of 32 days.

Interest rates expected to rise in 2003
We expect that interest rates will stay where they are until next year. As a result, we plan to maintain our portfolio strategy and maturity structure, remaining cautious about investing in longer-term securities and looking for additional yield in six-month or shorter issues.

/s/ Normand R. Desrosiers

Normand R. Desrosiers

Normand Desrosiers, a vice president and portfolio manager of the advisor since 2000, has managed Liberty Municipal Money Market Fund as of July 1, 2002.

Veronica Wallace was the portfolio manager of this fund during the period.

Portfolio Breakdown2 as of 6/30/02 (%)
-----------------------------------------------
Variable Rate Notes                     79.3
Tax-Exempt Bonds                         4.1
Other Tax-Exempt Bonds                   3.1
Put Bonds                                6.6
Tax & Revenue Anticipation Notes         3.8
Tax Anticipation Notes                   0.8
Commercial Paper                         2.3

Portfolio Maturity2 as of 6/30/02 (%)
-----------------------------------------------
0-29 days                               81.5
30-89 days                               9.6
90-179 days                              4.0
greater than 299 days                    4.9

Investment Portfolio - SR&F Municipal Money Market Portfolio

June 30, 2002

Municipal Securities - 101.2%            Par        Value
------------------------------------------------------------
Alabama - 0.5%
Attalla Waterworks Board,
   Series 2001, MBIA,
     2.800%, 09/01/02               $  165,000    $ 165,206
Chambers County Board of Education,
   Series 1999 A, FSA,
     4.700%, 05/01/03                  250,000      255,531
Limestone County, Series 2001 A,
   AMBAC, 2.000%, 11/01/02             230,000      230,000
                                                -----------
                                                    650,737
                                                -----------
Arizona - 1.3%
Phoenix Industrial Development
   Authority, Spring Air Mattress
   Co., Series 1999, VRDB,
   (LOC: BancOne AZ)
     1.600%, 04/01/19 (a)            1,735,000    1,735,000
                                                -----------
California - 0.8%
State Higher Education Loan
   Authority, Series 1994 A,
   Put Bond, 06/01/03,
   (LOC: State Street)
     1.800%, 07/01/05 (a)            1,000,000    1,000,000
                                                -----------
Colorado - 7.3%
Boulder County, Boulder Medical
   Center Project, Series 1998,
   VRDB, (LOC: Wells Fargo)
     1.450%, 01/01/17 (a)            3,190,000    3,190,000
Colorado Springs, Catalano
   Family LLP., Series 1998,
   VRDB, (LOC: BancOne CO)
     1.550%, 07/01/18 (a)            1,025,000    1,025,000
Denver City & County, Worldport
   Project, Series 2000 A, VRDB,
   (LOC: Morgan Guaranty)
     1.400%, 12/01/29                1,200,000    1,200,000
Denver County Airport Revenue:
   (LOC: Bayerische Landesbank)
     1.600%, 07/11/02 (a)            2,000,000    2,000,000
     1.700%, 08/09/02 (a)            1,000,000    1,000,000
SBC Metropolitan District,
   Series 1998, Put Bond, 12/01/02,
   (LOC: US Bank)
     2.000%, 12/01/17                1,000,000    1,000,000
                                                -----------
                                                  9,415,000
                                                -----------
Florida - 0.4%
Dade County Industrial Development
   Authority, Dolphins Stadium Project,
   Series 1985 C, VRDB, (LOC:
   Societe Generale)
     1.250%, 01/01/16                  300,000      300,000


                                           Par        Value
-----------------------------------------------------------
Palm Beach County School District,
   Series 1992, AMBAC,
     5.700%, 08/01/02               $  250,000   $  250,809
                                                -----------
                                                    550,809
                                                -----------
Georgia - 0.7%
Conyers, Series 1993, AMBAC,
   4.375%, 07/01/02                    150,000      150,000
Morgan County Development Authority,
         Ivex Corp., Series 1998, VRDB,
     (LOC: Societe Generale)
     1.600%, 06/01/08                  800,000      800,000
                                                -----------
                                                    950,000
                                                -----------
Idaho - 3.6%
State Health Facilities Authority,
   St. Lukes Regional Medical Center
   Project, Series 1995, VRDB,
   (LOC: Bayerische Landesbank)
     1.850%, 05/01/22                2,500,000    2,500,000
State Housing & Finance Association
   Housing Revenue, Balmoral
   Apartments Project, Series 2000,
   VRDB, (LOC: US Bank)
     1.950%, 05/01/32 (a)            2,100,000    2,100,000
                                                -----------
                                                  4,600,000
                                                -----------
Illinois - 22.6%
Chicago, Series 2001, Put Bond, 10/31/02,
   (LOC: Landesbank Hessen)
     1.900%, 01/03/03                1,000,000    1,000,000
Chicago, De LaSalle Institute, Series 1997,
      VRDB, (LOC: Northern Trust)
     1.350%, 04/01/27                  900,000      900,000
Chicago, PS Greetings, Inc., Series 1999,
   VRDB, (LOC: LaSalle Bank)
     1.450%, 05/01/24 (a)            1,420,000    1,420,000
Chicago, Stockyards Redevelopment
   Project, Series 1999 A, VRDB,
   (LOC: Northern Trust)
     1.350%, 12/01/11                1,320,000    1,320,000
Cook County, Series 2002 B, VRDB,
   (LOC: Landesbank Hessen)
     1.430%, 11/01/31                1,000,000    1,000,000
East Dundee, Otto Engineering, Inc.,
   Series 1998, VRDB, (LOC:
   LaSalle Bank)
     1.350%, 03/01/26 (a)              760,000      760,000
Glendale Heights, Judy LLC/York
   Corrugated, C160, Series 1998,
   VRDB, (LOC: Harris Bank)
     1.500%, 08/01/28 (a)            1,420,000    1,420,000
Melrose Park, Ninos Enterprises, Inc.,
   Series 1999, VRDB, (LOC:
   American National Bank)
     1.450%, 12/01/24                3,200,000    3,200,000



See notes to investment portfolio.

Municipal Securities (continued)           Par      Value
-----------------------------------------------------------
Illinois (continued)
Morton, Morton Welding Co., Inc.,
   Series 1996 A, VRDB, (LOC:
   BancOne IL)
     1.650%, 04/01/16 (a)            $ 795,000    $ 795,000
North Aurora IDR, Oberweis Dairy,
   Inc. Project, Series 1995, VRDB,
   (LOC: LaSalle Bank)
     1.350%, 02/01/10 (a)            1,000,000    1,000,000
Orlando Hills, 88th Avenue Project,
   Series 1985 A, VRDB,
   (LOC: LaSalle Bank)
     1.250%, 12/01/04                1,000,000    1,000,000
Palatine, Little City Community
   Development Project, Series 1998,
   VRDB, (LOC: FHLB)
     1.250%, 12/01/28                1,000,000    1,000,000
Quad Cities Regional Economic
   Development Authority, Two
   Rivers YMCS Project, Series 2002,
   VRDB, (LOC: US Bank)
     1.150%, 12/01/31                  900,000      900,000
Sauget, Monsanto Co.:
   Series 1993, VRDB,
     1.350%, 05/01/28                  800,000      800,000
   Series 1996, VRDB,
     1.350%, 09/01/14                  800,000      800,000
Springfield, Oak Terrace Joint
   Venture L.P., Series 1999,
   VRDB, (LOC: Credit Suisse)
     1.250%, 12/01/25                1,000,000    1,000,000
Springfield, Phillips Brothers,
   Inc., Series 1998, VRDB,
   (LOC: BancOne IL)
     1.550%, 06/01/18 (a)            1,350,000    1,350,000
State Development Finance Authority:
   Ivex Corp Project, Series 1998,
   VRDB, (LOC: Societe Generale)
     1.600%, 04/01/08 (a)            1,500,000    1,500,000
   McCormick Theological Seminary,
   Series 1999 A, VRDB,
   (LOC: Northern Trust)
     1.250%, 06/01/19                1,000,000    1,000,000
   Ulich Children's Home Project,
   Series 1992, VRDB,
   (LOC: American National Bank)
     1.250%, 04/01/07                1,050,000    1,050,000
   Wheaton Academy, Series 1998,
   VRDB, (LOC: Northern Trust)
     1.250%, 10/01/28                1,000,000    1,000,000
State Educational Facilities Authority,
   Aurora University, Series 1989,
   VRDB, (LOC: Harris Bank)
     1.350%, 01/01/09                1,400,000    1,400,000


                                           Par        Value
-----------------------------------------------------------
State Housing Development Authority,
   Sterling Towers Project, Series 2001,
   VRDB, (LOC: LaSalle Bank)
     1.450%, 10/01/35 (a)          $ 1,000,000 $  1,000,000
Will County, Amoco Corp.,
   Series 1998, VRDB,
     1.100%, 03/01/28 (a)            2,700,000    2,700,000
                                                -----------
                                                 29,315,000
                                                -----------
Indiana - 9.3%
Elkhart County:
   Adorn, Inc., Series 1995,
   VRDB, (LOC: Harris Bank)
     1.550%, 08/01/05 (a)              800,000      800,000
   Crossroads Apartments Project,
   Series 1998 A, VRDB,
   (LOC: FHLB)
     1.450%, 04/01/28 (a)              900,000      900,000
Plymouth, Hillcrest Apartments,
   Series 1998 A, VRDB, (LOC: FHLB)
     1.350%, 04/01/28 (a)              900,000      900,000
Portage Economic Development
   Revision, Pedcor Investments,
   Series 1995 A,
   VRDB, (LOC: FHLB)
     1.450%, 08/01/30 (a)            3,305,000    3,305,000
St. Joseph County, Pine Oaks,
   Series 1997 A, VRDB, (LOC: FHLB)
     1.350%, 06/01/27 (a)            2,365,000    2,365,000
State Development Finance Authority:
   Carr Metal Products, Inc., Series 1999,
   VRDB, (LOC: BancOne IN)
     1.700%, 01/01/09 (a)            1,020,000    1,020,000
   USX Corp. Project, Series 1998,
   Put Bond, 08/01/02,
   (LOC: Nova Scotia)
     1.400%, 12/01/22                1,000,000    1,000,000
State Educational Facilities Authority
   DePauw University, Series 2002,
   VRDB, (LOC: Northern Trust),
     1.050%, 07/01/32                1,000,000    1,000,000
State Health Facilities Financing
   Authority, Henry County Hospital,
   Series 1998, VRDB, (LOC: Comerica)
     1.250%, 04/01/13                  800,000      800,000
                                                -----------
                                                 12,090,000
                                                -----------
Iowa - 10.9%
Clinton, Sethness Products Co.,
    Series 1996, VRDB, (LOC:
   Northern Trust)
     1.300%, 09/01/11 (a)            3,700,000    3,700,000
Muscatine County, Monsanto Co.,
   Series 1992, VRDB,
     1.350%, 10/01/07                2,900,000    2,900,000


See notes to investment portfolio.

Municipal Securities (continued)             Par      Value
-----------------------------------------------------------
Iowa (continued)
State Finance Authority:
   Drake University, Series 2001,
    (LOC: Wells Fargo)
     1.150%, 07/01/31                $ 900,000   $  900,000
   Village Court Assoc. Project,
   Series 1985 A,
   VRDB, (GTY: El DuPont)
     1.300%, 11/01/15                1,100,000    1,100,000
State Higher Education Loan
   Authority:
   American Institute of Business,
   Series 1998, VRDB,
   (LOC: Wells Fargo)
     1.400%, 11/01/13                2,000,000    2,000,000
   St. Ambrose University, Series 1995,
   VRDB, (LOC: Wells Fargo)
     1.400%, 02/01/05                1,900,000    1,900,000
State School Cash Anticipation
   Program TRAN, Series 2002,
     2.750%, 06/20/03                1,000,000    1,010,494
Woodbury County Educational
   Facility Revenue, Siouxland
   Medical Educational Foundation,
   Series 1996, VRDB,
   (LOC: Firstar Bank)
     1.350%, 11/01/16                  600,000      600,000
                                                -----------
                                                 14,110,494
                                                -----------
Kentucky - 0.9%
Shelby County, Roll Forming Corp.,
   Series 1996, VRDB,
   (LOC: BancOne KY)
     1.550%, 04/01/16 (a)            1,190,000    1,190,000
                                                -----------
Louisiana - 1.0%
Bossier City Revenue, Series 2001,
   AMBAC,
     3.000%, 10/01/02                  290,000      290,573
State Public Facilities Authority,
   Bossier Parish AIG Financial,
   Series 2001 A,
     3.250%, 08/29/02                1,000,000    1,000,706
                                                -----------
                                                  1,291,279
                                                -----------
Michigan - 3.6%
Berrien County Economic
   Development Corp., Arlington
   Metals Corp. Project, Series 1992,
   VRDB, (LOC: American
   National Bank)
     1.500%, 10/01/04 (a)            1,140,000    1,140,000
Carman-Ainsworth Community
   School District, Series 2002, FGIC,
     2.50%, 05/01/03                 1,000,000    1,006,248


                                           Par        Value
------------------------------------------------------------
State Hospital Finance Authority,
   Bay Medical Center,
   Series 1997 A, FSA,
     5.000%, 07/01/02                $ 500,000   $  500,000
State Municipal Bond Authority:
   Series 2001 C-2,
   (LOC: Morgan Guaranty)
     3.500%, 08/22/02                1,000,000    1,001,277
   Series 2002 A,
     2.250%, 08/21/02                1,000,000    1,001,312
                                                -----------
                                                  4,648,837
                                                -----------
Minnesota - 3.0%
Bloomington IDR,
   Watkins Pattern Co., Inc.
   Project, Series 2001,
   VRDB, (LOC: US Bank),
     1.600%, 07/01/21 (a)            1,900,000    1,900,000
Eden Prairie IDR, SWB LLC
   Project, Series 2000 A, VRDB,
   (LOC: US Bank)
     1.600%, 11/01/20 (a)            2,035,000    2,035,000
                                                -----------
                                                  3,935,000
                                                -----------
Mississippi - 0.4%
Jackson Redevelopment Authority,
   Series 1997 A, MBIA,
     5.000%, 11/01/02                  200,000      201,851
State Home Corp., Series 2001 D-2,
   GNMA,
     2.350%, 12/01/02 (a)              335,000      335,000
                                                -----------
                                                    536,851
                                                -----------
Missouri - 2.3%
St. Louis General Fund Revenue
   TRAN, Series 2002,
     2.875%, 06/26/03                2,000,000    2,023,380
State Development Finance Board,
   St. Louis Convention Center, Series
   2000 C, VRDB, (LOC: Firstar Bank)
     1.950%, 12/01/20                1,000,000    1,000,000
                                                -----------
                                                  3,023,380
                                                -----------
Montana - 1.0%
Great Falls IDR, Safeway, Inc. Projects,
   Series 1991, Put Bond, 12/01/02,
   VRDB, (LOC: Deutsche
   Bank (Bankers))
     4.750%, 06/01/06                1,230,000    1,230,000
                                                -----------



See notes to investment portfolio.

Municipal Securities (continued)            Par      Value
-----------------------------------------------------------
Nebraska - 1.4%
State Educational Finance Authority,
   Creighton University, Series 2001,
   VRDB, (LOC: Allied Irish)
     1.050%, 08/01/31              $ 1,800,000  $ 1,800,000
                                                -----------
New Mexico - 2.4%
Albuquerque, Menaul School, Series 1998,
   VRDB, (LOC: Wells Fargo)
     1.400%, 06/01/18                1,600,000    1,600,000
Canby IDR, Keystone Building System
   Project, Series 2000, VRDB,
   (LOC: US Bank)
     2.050%, 12/01/20 (a)            1,455,000    1,455,000
                                                -----------
                                                  3,055,000
                                                -----------
Nevada - 2.2%
Clark County Pollution Control Revenue,
   East Kentucky Power Cooperative, Inc.,
   Series 1984 J-2, Put Bond, 10/15/02,
     2.050%, 10/15/14                1,000,000    1,000,000
Washoe County Economic
   Development Revenue, Sierra
   Nevada College Project, Series 2000,
   VRDB, (LOC: Wells Fargo)
     1.400%, 07/01/25                1,853,500    1,853,500
                                                -----------
                                                  2,853,500
                                                -----------
Ohio - 0.6%
Hancock County Multifamily Reveue,
   Crystal Glen Apartments, Series
   1998 B, VRDB, (LOC: FHLB)
     1.470%, 01/01/31 (a)              750,000      750,000
                                                -----------
Oklahoma - 0.2%
Edmund Public Works Authority
   Sales Tax & Utility System Revenue,
   Series 2001, AMBAC,
     5.000%, 07/01/02                  250,000      250,000
                                                -----------
Oregon - 0.8%
State TAN, Series 2002 A,
     3.250%, 05/01/03                1,000,000    1,010,203
                                                -----------
Pennsylvania - 2.2%
Chester County Health & Education
   Facilities Authority, Barclay Friends
   Corp., Series 1996 B, Put Bond,
   08/01/02, (LOC: First Union)
     4.600%, 08/01/25                2,350,000    2,391,240
Williams Valley School District,
   Series 2002, FGIC,
     2.000%, 09/01/02                  485,000      485,236
                                                -----------
                                                  2,876,476
                                                -----------


                                           Par        Value
------------------------------------------------------------
South Carolina - 1.7%
Jobs Economic Development Authority,
   Persona, Inc., Project, Series 1998,
   VRDB, (LOC: LaSalle Bank)
     1.350%, 04/01/18 (a)          $ 2,130,000  $ 2,130,000
                                                -----------
 Texas - 7.7%
Brazos Harbor Industrial Development
   Corp., Monsanto Co., Series 1991,
   VRDB,
     1.350%, 03/01/21                1,100,000    1,100,000
Brownsville Industrial Development
   Corp., Tella Tool & Manufacturing
   Co., Series 2000, VRDB,
   (LOC: American National Bank)
     1.500%, 06/01/20 (a)              845,000      845,000
College Station Independent School
   District, Series 1999, PSF GTD,
     6.125%, 08/15/02                  160,000      160,692
Fort Bend County Industrial
   Development Corp., W.W. Grainger,
   Inc., Series 1989, VRDB,
   (LIQ FAC: Northern Trust)
     1.350%, 12/01/02                1,110,000    1,110,000
Grand Prairie Industrial Development
   Authority, W.W. Granger, Inc.,
   Series 1986, VRDB,
   (LIQ FAC: Northern Trust)
     1.700%, 12/01/11 (a)              900,000      900,000
Harris County Industrial Development
   Authority, Precision General, Inc.,
   Series 1991, VRDB, (LOC:
   Morgan Guaranty)
     1.400%, 10/01/16 (a)            2,060,000    2,060,000
Robertson County Industrial
   Development Corp., Sanderson
   Farms, Inc., Series 1995,
   VRDB, (LOC: Harris Bank)
     1.450%, 11/01/05 (a)              400,000      400,000
Texas TRAN, Series 2001 A-L32,
     3.750%, 08/29/02                3,000,000    3,006,120
Trinity River Authority, Community
   Waste Disposal Project, Series 2001,
   VRDB, (LOC: Wells Fargo)
     1.400%, 05/01/21 (a)              395,000      395,000
                                                -----------
                                                  9,976,812
                                                -----------
Utah - 0.3%
Eagle Mountain, Series 2001,
   VRDB, (LOC: BNP Paribas)
     1.200%, 12/15/25                  400,000      400,000
                                                -----------



See notes to investment portfolio.

Municipal Securities (continued)            Par      Value
-----------------------------------------------------------
Virginia - 1.9%
Dinwiddie County Industrial
   Development Authority, Texas
   Industries, Inc., Series 1998 A,
   (LOC: Bank America)
     1.200%, 09/01/28 (a)          $ 2,000,000  $ 2,000,000
Roanoke, Series 1997,
     4.500%, 08/01/02                  500,000      501,198
                                                -----------
                                                  2,501,198
                                                -----------
Washington - 1.7%
State Housing Finance Commission:
   Evergreen Ridge Apartments
     Project, Series 1994, VRDB,
     (LOC: US Bank)
     1.500%, 12/01/24 (a)            1,115,000    1,115,000
   Hamilton Place Senior Living,
     Series 1996 A, VRDB,
     (LOC: US Bank)
     1.400%, 07/01/28 (a)            1,070,000    1,070,000
                                                -----------
                                                  2,185,000
                                                -----------
Wisconsin - 8.5%
Carlton, Wisconsin Power &
   Light Co., (Aliant Energy),
   Series 1988, VRDB,
     1.450%, 08/01/15 (a)              800,000      800,000
Chase, Belgiosio Cheese, Inc.,
   Series 1998, VRDB,
   (LOC: BancOne WI)
     1.550%, 04/01/11 (a)              800,000      800,000
Holland, White Clover Dairy, Inc.,
   Series 1994, VRDB, (LOC:
   BancOne WI)
     1.550%, 05/01/05 (a)            1,930,000    1,930,000
Kenosha, Monarch Plastics, Inc.,
   Series 1994, VRDB, (LOC:
   BancOne WI)
     1.550%, 12/01/09 (a)            1,400,000    1,400,000
Milwaukee Redevelopment Authority,
   Cathedral Place Parking Facilities
   Project, Series 2002, VRDB,
   (LOC: Bayerische)
     1.290%, 05/01/25                2,000,000    2,000,000
Monroe, Wisconsin Cheese Group,
   Series 2001, VRDB, (LOC:
   LaSalle Bank)
     1.450%, 08/01/21                1,900,000    1,900,000
Pulaski Community School District,
   Series 2002 B, MBIA,
     3.000%, 09/01/02                  660,000      661,449


                                           Par        Value
------------------------------------------------------------
State Health & Educational Facilities
   Authority Revenue, Riverview
   Hospital Association, Series 2001,
   VRDB, (LOC: Firstar Bank)
     1.150%, 10/01/30              $ 1,500,000  $ 1,500,000
                                                -----------
                                                 10,991,449
                                                -----------
Total Municipal Securities - 101.2%
(cost of $131,052,025) (b)                      131,052,025
                                                -----------
Other Assets & Liabilities, Net - (1.2)%         (1,508,781)
                                                -----------
Net Assets - 100.0%                            $129,543,244
                                                -----------

Notes To Investment Portfolio:

(a) Security is subject to federal alternative minimum tax. At June 30, 2002, the aggregated amortized cost of these securities represented 47.6% of total net assets.

(b) Cost for federal income tax purposes and financial statement purposes is the same.

     Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of June 30, 2002.

        Acronym                            Name
        --------              ---------------------------------
        AMBAC                 American Municipal Bond
                              Assurance Corp.
        FGIC                  Financial Guaranty Insurance
                              Company
        FHLB                  Federal Home Loan Bank
        FSA                   Financial Security Assurance
        GNMA                  Government National Mortgage
                              Association
        GTY                   Guaranty
        IDR                   Industrial Development Revenue
        LIQ FAC               Liquidity Facility
        LOC                   Letter of Credit
        MBIA                  Municipal Bond Investors
                              Assurance
        PSF GTD               Permanent School Fund of Texas
                              Guaranty
        TAN                   Tax Anticipation Notes
        TRAN                  Tax and Revenue Anticipation
                              Notes
        VRDB                  Variable Rate Demand Bonds


See notes to financial statements.

SR&F Municipal Money Market Portfolio--Statement of Assets and Liabilities

June 30, 2002


Assets:
Investments, at cost                           $131,052,025
                                               ------------
Investments, at value                          $131,052,025
Cash                                                 79,144
Receivable for:
   Investments sold                                  20,000
   Interest                                         456,216
Deferred Trustees' compensation plan                    324
Other assets                                         11,819
                                               ------------
   Total Assets                                 131,619,528
                                               ------------

Liabilities:
Payable for:
   Investments purchased                          2,023,380
   Management fee                                    28,312
   Transfer agent fee                                   500
   Pricing and bookkeeping fees                         834
   Trustees' fee                                        456
   Audit fee                                         17,650
Deferred Trustees' fee                                  324
Other liabilities                                     4,828
                                               ------------
   Total Liabilities                              2,076,284
                                               ------------
     Net Assets Applicable to
       Investors' Beneficial Interest          $129,543,244
                                               ------------

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Operations

For the Year Ended June 30, 2002

Investment Income:
Interest                                       $  2,588,192
                                               ------------

Expenses:
Management fee                                      308,728
Pricing and bookkeeping fees                         24,974
Transfer agent fee                                    6,000
Trustees' fee                                         5,794
Custody fee                                           4,324
Audit fee                                            17,194
Other expenses                                        5,478
                                               ------------
   Total Expenses                                   372,492
Custodian earnings credit                            (1,728)
                                               ------------
   Net Expenses                                     370,764
                                               ------------
   Net Investment Income                          2,217,428
                                               ------------
Net Realized and Unrealized Gain (Loss)
on Portfolio Positions:
Net realized loss on investments                    (10,787)
                                               ------------
Increase in Net Assets from
   Operations                                  $  2,206,641
                                               ------------




See notes to financial statements.

SR&F Municipal Money Market Portfolio--Statements of Changes in Net Assets

                                     Year          Year
                                     Ended         Ended
                                   June 30,      June 30,
Increase (Decrease) in Net Assets:   2002          2001
--------------------------------------------------------------------------------
Operations:
Net investment income            $ 2,217,428    $ 4,704,024
Net realized loss on investments     (10,787)       (30,258)
Net change in unrealized
   appreciation/depreciation
   on investments                         --          2,978
                                 -----------    -----------
   Net Increase from Operations    2,206,641      4,676,744
                                 -----------    -----------
Transactions in Investors
Beneficial Interest:
Contributions                    100,780,374     88,227,756
Withdrawals                      (94,642,464)   (96,785,086)
                                 -----------    -----------
   Net Increase (Decrease)
     from Transactions in
     Investors' Beneficial
     Interest                      6,137,910     (8,557,330)
                                 -----------    -----------
   Total Increase (Decrease)
     in Net Assets                 8,344,551     (3,880,586)
Net Assets:
Beginning of period              121,198,693    125,079,279
                                 -----------    -----------
End of period                   $129,543,244   $121,198,693
                                 -----------    -----------

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                                                   Year Ended June 30,
-------------------------------------------------------------------------------------------------------------------------
                                                                2002          2001         2000         1999        1998
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (a)                                                   0.30%         0.32%        0.30%        0.30%       0.34%
Net investment income (a)                                      1.79%         3.66%        3.57%        3.07%       3.41%

(a) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

See notes to financial statements.

SR&F Municipal Money Market Portfolio--Notes to Financial Statements

June 30, 2002

Note 1. Accounting Policies

Organization:

SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust (the "Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.

The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. At June 30, 2002, Liberty Municipal Money Market Fund owned 13.2% of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements.

Security Valuations:
Short-term municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Investment Transactions and Investment Income:
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

Federal Income Taxes:
No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service.

Note 2. Portfolio Composition

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments include certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments include certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At June 30, 2002, 78.8% of the Portfolio's investments were backed by bank letters of credit. See the Portfolio's Investment Portfolio for additional information on the portfolio composition.

Note 3.  Trustees Fees and Transactions
Regarding Affiliates

Management and Administrative Fees:
The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor") for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of average daily net assets.

On November 1, 2001, Liberty Financial Companies Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and Fund's shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for their effective and termination dates.

Bookkeeping Fee:
The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the SR&F Base Trust on behalf of the Portfolio, the Advisor receives from the Portfolio an annual flat fee of $10,000, paid monthly, and in any month that the Portfolio's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Portfolio for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a fixed fee of $6,000 annually from the Portfolio.

June 30, 2002

Other:
Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No renumeration was paid to any other trustee or officer or the Trust who is affiliated with the Advisor.

The Portfolio has an agreement with its custodian bank under which $1,728 of custody fees were reduced by balance credits applied for the year ended June 30, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset agreement in an income-producing asset if it had not entered into such an agreement.

Liberty Municipal Money Market Fund--Statement of Assets and Liabilities

June 30, 2002

Assets:
Investments in Portfolio, at value          $     17,060,320
Receivable for:
   Fund shares sold                                 337,903
Expense reimbursement due from Advisor               32,799
Deferred Trustees' compensation plan                  2,409
Other assets                                          4,634
------------------------------------------------------------------
    Total Assets                                 17,438,065
------------------------------------------------------------------
Liabilities:
Payable for:
   Fund shares repurchased                           29,464
   Distributions                                      1,433
   Administration fee                                 4,264
   Transfer agent fee                                 2,858
   Pricing and bookkeeping fees                         936
   Audit fee                                          9,850
   Reports to shareholders                           31,105
Deferred Trustees' fee                                2,409
Other liabilities                                     4,340
------------------------------------------------------------------
   Total Liabilities                                 86,659
------------------------------------------------------------------
Net Assets                                      $17,351,406
------------------------------------------------------------------
Composition of Net Assets:
Paid-in capital                                 $17,358,619
Undistributed net investment income                   1,052
Accumulated net realized loss                        (7,207)
Net unrealized depreciation on investments           (1,058)
------------------------------------------------------------------
Net Assets                                      $17,351,406
------------------------------------------------------------------
Class A:
Net assets                                      $12,812,449
Shares outstanding                               12,823,121
------------------------------------------------------------------
Net asset value and offering price per share    $      1.00(a)
------------------------------------------------------------------
Class B:
Net assets                                      $   621,518
Shares outstanding                                  621,396
------------------------------------------------------------------
Net asset value and offering price per share    $      1.00(a)
------------------------------------------------------------------
Class C:
Net assets                                      $ 3,917,439
Shares outstanding                                3,917,702
------------------------------------------------------------------
Net asset value and offering price per share    $      1.00(a)
------------------------------------------------------------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

Liberty Municipal Money Market Fund--Statement of Operations

For the Year Ended June 30, 2002

Investment Income:
Interest allocated from Portfolio                 $ 282,208
---------------------------------------------------------------
Expenses:
Expenses allocated from Portfolio                    39,153
Administration fee                                   33,857
Distribution fee:
   Class B                                            3,451
   Class C                                            5,526
Service fee:
   Class B                                            1,150
   Class C                                            1,843
Pricing and bookkeeping fees                          6,078
Transfer agent fee                                   34,188
Trustees' fee                                         7,592
Custody fee                                           1,201
Reports to shareholders                              47,245
Registration fee                                     56,077
Other expenses                                       17,054
---------------------------------------------------------------
   Total Expenses                                   254,415
Fees and expenses waived or reimbursed
   by Administrator                                (140,593)
Fees waived by Distributor:
   Class B                                             (762)
   Class C                                           (4,416)
---------------------------------------------------------------
   Net Expenses                                     108,644
---------------------------------------------------------------
Net Investment Income                               173,564
---------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments Allocated from Portfolio:
Net realized loss on investments allocated
   from Portfolio                                    (1,321)
Net change in unrealized appreciation/
   depreciation on investments allocated
   from Portfolio                                      (647)
---------------------------------------------------------------
   Net Loss                                          (1,968)
---------------------------------------------------------------
Net Increase in Net Assets from Operations        $ 171,596
---------------------------------------------------------------


See notes to financial statements.

Liberty Municipal Money Market Fund--Statement of Changes in Net Assets

                                     Year          Year
                                     Ended         Ended
                                   June 30,      June 30,
Increase (Decrease) in Net Assets:   2002          2001
-----------------------------------------------------------
Operations:
Net investment income           $    173,564   $    415,088
Net realized loss on investments
   allocated from Portfolio           (1,321)        (4,013)
Net change in unrealized
   appreciation/depreciation on
   investments allocated from
   Portfolio                            (647)           354
------------------------------------------------------------
   Net Increase from Operations      171,596        411,429
------------------------------------------------------------
Distributions Declared to Shareholders:
From net investment income:
   Class A                          (167,113)      (395,786)
   Class B                            (1,695)       (11,764)
   Class C                            (5,353)        (6,997)
-----------------------------------------------------------------
   Total Distributions Declared
      to Shareholders               (174,161)      (414,547)
-----------------------------------------------------------------
Share Transactions:
Class A:
   Subscriptions                  25,549,066      9,712,984
   Distributions reinvested          135,356        323,170
   Redemptions                   (25,256,029)   (11,007,936)
-----------------------------------------------------------------
      Net Increase (Decrease)        428,393       (971,782)
-----------------------------------------------------------------
Class B:
   Subscriptions                   1,531,635        668,745
   Distributions reinvested            1,484          9,021
   Redemptions                    (1,135,013)    (1,131,825)
-----------------------------------------------------------------
      Net Increase (Decrease)        398,106       (454,059)
-----------------------------------------------------------------
Class C:
   Subscriptions                   9,846,232        351,512
   Distributions reinvested            4,916          6,745
   Redemptions                    (6,322,731)      (190,421)
-----------------------------------------------------------------
      Net Increase                 3,528,417        167,836
-----------------------------------------------------------------
Net Increase (Decrease)
   from Share Transactions         4,354,916     (1,258,005)
-----------------------------------------------------------------
Total Increase (Decrease)
   in Net Assets                   4,352,351     (1,261,123)
Net Assets:
Beginning of period               12,999,055     14,260,178
-----------------------------------------------------------------
End of period (including
   undistributed net
   investment income
   of $1,052 and $1,649,
   respectively)                 $17,351,406    $12,999,055
-----------------------------------------------------------------

                                     Year          Year
                                     Ended         Ended
                                   June 30,      June 30,
                                     2002          2001
-----------------------------------------------------------------
Changes in Shares:
Class A:
   Subscriptions                  25,549,602      9,717,048
   Issued for distributions
     reinvested                      135,356        323,170
   Redemptions                   (25,256,029)   (11,007,936)
-----------------------------------------------------------------
      Net Increase (Decrease)        428,929       (967,718)
-----------------------------------------------------------------
Class B:
   Subscriptions                   1,531,635        668,818
   Issued for distributions
     reinvested                        1,484          9,021
   Redemptions                    (1,135,013)    (1,131,825)
-----------------------------------------------------------------
      Net Increase (Decrease)        398,106       (453,986)
-----------------------------------------------------------------
Class C:
   Subscriptions                   9,846,233        351,638
   Issued for distributions
     reinvested                        4,916          6,745
   Redemptions                    (6,322,731)      (190,421)
-----------------------------------------------------------------
      Net Increase                 3,528,418        167,962
-----------------------------------------------------------------



See notes to financial statements.

Liberty Municipal Money Market Fund--Notes to Financial Statements

June 30, 2002
Note 1. Accounting Policies

Organization:
Liberty Municipal Money Market Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the "Portfolio"), a Massachusetts common law trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (13.2% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold at net asset value (NAV). A contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

Original purchase                    Converts to Class A shares
-----------------------------------------------------------------
Less than $250,000                           8 years
$250,000 to less than $500,000               4 years
$500,000 to less than $1,000,000             3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:
Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Determination of Class Net Asset Values and
Financial Highlights:
All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

Federal Income Taxes:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to Shareholders:
Dividends from net investment income are declared daily and paid monthly. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid in capital.

Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for non-deductible expenses and post-October losses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year was as follows:

        Tax      Ordinary        Long-Term      Tax Return
      Exempt      Income       Capital Gains    of Capital
-----------------------------------------------------------
     $174,161       $ --             $ --             $ --

For the taxable year ended June 30, 2002, 100% of distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

               Undistributed   Undistributed    Unrealized
        Tax      Ordinary        Long-Term     Appreciation
      Exempt      Income       Capital Gains  (Depreciation)
--------------------------------------------------------------
      $6,487        $ --             $ --             $ --

June 30, 2002

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                       Capital Loss
      Year of Expiration               Carryforwards
-----------------------------------------------------
             2004                            $ 19
             2005                             167
             2006                             258
             2008                               1
             2009                           3,913
             2010                           1,528
                                       ----------
             Total                         $5,886
                                       ----------

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2002, for federal income tax purposes, post October losses were deferred to July 1, 2002, in the amount of $1,320.

Note 3. Fees and Compensation Paid to Affiliates

Administrator:
Colonial Management Associates, Inc. (the "Administrator") provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, a subsidiary of FleetBoston Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and Fund's shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

Bookkeeping Fee:
The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $5,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees:
Liberty Distributor, Inc. (the "Distributor"), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended June 30, 2002, the Fund has been advised that the Distributor received contingent deferred sales charges ("CDSC") of $4 and $12 on Class A and Class B share redemptions, respectively. The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class B share distribution fee, additionally the Distributor has also voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:
The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average daily net assets.

Other:
The Fund pays no compensation to its officers, all of whom are employees of the Administrator or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

June 30, 2002

Note 4. Subsequent Events

On July 15, 2002, Liberty Municipal Money Market Fund acquired all the net assets of Stein Roe Municipal Money Market Fund pursuant to a plan of reorganization approved by Stein Roe Municipal Money Market Fund shareholders on June 28, 2002. All assets and liabilities of Stein Roe Municipal Money Market Fund have been transferred to Liberty Municipal Money Market Fund in a tax-free exchange and shareholders of Stein Roe Municipal Money Market Fund have received shares of Liberty Municipal Money Market Fund in exchange for their shares as follows:

                                       Stein Roe
         Liberty Municipal            Municipal
            Money Market             Money Market
            Fund Shares                Fund Net
               Issued               Assets Received
------------------------------------------------------
             14,033,675              $110,305,352


      Net Assets         Net Assets of         Net Assets
      of Liberty           Stein Roe           of Liberty
      Municipal            Municipal         Municipal Money
     Money Market      Money Market Fund       Market Fund
      Fund Prior       Immediately Prior    Immediately After
    to Combination      to Combination         Combination
------------------------------------------------------------
      $14,033,675        $110,305,352         $124,339,027


Effective July 15, 2002, prior to the reorganization described above, the Fund's pro-rata share of net assets of the SR&F Municipal Money Market Portfolio were distributed to the Liberty Municipal Money Market Fund based on allocation methods in compliance with the Internal Revenue Service.


Liberty Municipal Money Market Fund--Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                                                      Year Ended June 30,
-------------------------------------------------------------------------------------------------------------------
Class A Shares                                             2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $       1.000   $    1.000   $   1.000   $    1.000    $   1.000
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (a)                                 0.014(b)     0.033(b)    0.032(c)     0.026(c)     0.030(c)
Less Distributions Declared to Shareholders:
From net investment income                               (0.014)      (0.033)     (0.032)      (0.026)      (0.030)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $       1.000   $    1.000   $   1.000  $     1.000    $   1.000
-------------------------------------------------------------------------------------------------------------------
Total return (d)(e)                                        1.36%        3.31%       3.20%        2.68%        3.03%
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (a)                                               0.75%        0.75%       0.75%        0.75%        0.75%
Net investment income (a)                                  1.33%        3.27%       3.15%        2.66%        3.02%
Waiver/reimbursement (a)                                   1.04%        0.80%       0.69%        0.75%        0.70%
Net assets, end of period (000's)                    $   12,812     $ 12,386    $ 13,362     $ 12,604    $  16,389

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Administrator not waived a portion of expenses, total return would have been reduced.

Selected data for a share outstanding throughout each period is as follows:


                                                                                      Year Ended June 30,
-------------------------------------------------------------------------------------------------------------------
Class B Shares                                           2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $       1.000    $  1.000    $   1.000   $    1.000    $   1.000
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (a)                                 0.005(b)    0.023(b)     0.022(c)     0.016(c)      0.023(c)
Less Distributions Declared to Shareholders:
From net investment income                               (0.005)     (0.023)      (0.022)      (0.016)       (0.023)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $       1.000    $  1.000   $    1.000    $   1.000   $     1.000
-------------------------------------------------------------------------------------------------------------------
Total return (d)(e)                                        0.48%       2.37%        2.17%        1.65%         2.31%
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (a)                                               1.58%       1.75%        1.75%        1.75%         1.48%
Net investment income (a)                                  0.50%       2.27%        2.15%        1.66%         2.29%
Waiver/reimbursement (a)                                   1.20%       0.80%        0.69%        0.75%         0.70%
Net assets, end of period (000's)                     $     622    $    223     $    677    $   1,099    $    1,270

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Administrator not waived a portion of expenses, total return would have been reduced.

Selected data for a share outstanding throughout each period is as follows:


                                                                          Year Ended June 30,
------------------------------------------------------------------------------------------------------------------------
Class C Shares                                        2002         2001         2000         1999       1998 (a)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   1.000     $  1.000  $     1.000  $    1.000    $   1.000
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                              0.010(c)     0.029(c)     0.028(d)(e)  0.022(d)(e)  0.024(d)(e)
Less Distributions Declared to Shareholders:
From net investment income                            (0.010)      (0.029)      (0.028)      (0.022)      (0.024)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $   1.000     $  1.000  $     1.000     $  1.000    $   1.000
------------------------------------------------------------------------------------------------------------------------
Total return (f)(g)                                     0.96%        2.89%        2.78%        2.27%         2.40%(h)
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (b)                                            1.15%        1.15%        1.15%(e)     1.15%(e)      1.15%(e)(i)
Net investment income (b)                               0.93%        2.87%        2.75%(e)     2.26%(e)      2.62%(e)(i)
Waiver/reimbursement (b)                                1.64%        1.40%        0.69%        0.75%         0.70%(i)
Net assets, end of period (000's)                  $   3,917     $    390     $    221     $    178       $   176

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998.

(e) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the periods ended June 30, 2000 and 1999 and $0.005 per share and 0.60% (annualized) for the period ended June 30, 1998.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Administrator and/or the Distributor not waived a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Annualized.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty Funds Trust IV and SR&F Base Trust

Liberty Municipal Money Market Fund
SR&F Municipal Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of Liberty Municipal Money Market Fund (a series of Liberty Funds Trust IV) and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Municipal Money Market Portfolio (a series of SR&F Base Trust) as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 1999 for the Liberty Municipal Money Market Fund were audited by other auditors whose report dated August 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Municipal Money Market Fund a series of Liberty Funds Trust IV and the SR&F Municipal Money Market Portfolio of SR&F Base Trust at June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

Trustees (unaudited)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund      Other
                           Position with  appointed   Principal occupation(s)                       complex overseen   directorships
Name, address and age      Liberty Funds  to office   during past five years                             by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        101         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-- Corporate Development       101         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  103         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        101         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Van Voorhis Professor, Department of Economics,        101         None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          103     Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                      SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               101         None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      101   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the              and services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank Corporation)        International (network
                                                                                                                support equipment
                                                                                                               distributor), Jones
                                                                                                           Lang LaSalle (real estate
                                                                                                            management services) and
                                                                                                         MONY Group (life insurance)


Trustees (unaudited continued)



                                         Year first                                              Number of
                                         elected or                                         portfolios in fund             Other
                           Position with  appointed   Principal occupation(s)                complex overseen         directorships
Name, address and age      Liberty Funds  to office   during past five years                      by trustee               held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs 101         Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                 Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to            (designer, importer and
                                                     1994, IBM Corporation [global education and             distributor of giftware
                                                     global applications])                                       and collectibles)


Interested Trustees

William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners   103  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
                                                     (formerly Founding Partner, Development Capital       + Co.One Financial Center
Boston, MA 02111                                     LLC from November 1996 to February 1999;          (financial service provider),
                                                     Dean and Professor, College of Business and          First Health (health care)
                                                     Management, University of Maryland from          Systech Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia             101            None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of The
                                                     Advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates, Inc.
                                                     since April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group LLC
                                                     (LFG) since April 1999; Director of The Advisor
                                                     since September 2000; Trustee and Chairman of the
                                                     Board of Stein Roe Mutual Funds since October 2000;
                                                     Manager of Stein Roe Floating Rate Limited
                                                     Liability Company since October 2000 (formerly Vice
                                                     President of Liberty Funds from April 1999 to August
                                                     2000; Chief Operating Officer and Chief
                                                     Compliance Officer, Putnam Mutual Funds from December
                                                     1993 to March 1999)

*    Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht +
     Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

                       This page intentionally left blank.

Officers and Transfer Agent


                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------
Officers
Keith T. Banks (age 46)    President     2001       President of Liberty Funds since November 2001; Chief Investment Officer and
Columbia Management Group, Inc.                     Chief Executive Officer of Columbia Management Group since 2001; President,
590 Madison Avenue, 36th Floor                      Chief Executive Officer and Chief Investment Officer of Fleet Investment
Mail Stop NY EH 30636A                              Advisors Inc. Since 2000 (formerly Managing Director and Head of U.S. Equity,
New York, NY 10022                                  J.P. Morgan Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)   Chief       2001       Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                          Controller                Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                    Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                    1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer 2000       Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Senior Vice President of
                                                    LFG since January 2001 (formerly Vice President from April 2000 to January 2001;
                                                    Vice President of Colonial Management Associates, Inc. from February 1998 to
                                                    October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from April 1996 to
                                                    January 1998)

Jean S. Loewenberg (age 57) Secretary    2002       Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996






--------------------------------------------------------------------------------
Important Information About This Report

The Transfer Agent for Liberty Municipal Money Market Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Municipal Money Market Fund

LIBERTY MUNICIPAL MONEY MARKET FUND   ANNUAL REPORT

776-02/333K-0602 (08/02) 02/1632